Note 5 - Research and Development Projects (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		85 Months Ended	4 Months Ended	12 Months Ended		13 Months Ended	3 Months Ended	6 Months Ended	22 Months Ended	12 Months Ended		16 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013 Research and Development Expense [Member] Testing Of The Oral Toxicity Of AHRO-001 [Member] Study Initiated in August 2013 [Member]	Dec. 31, 2013 Contract Research In Additional Compounds Covered Under Pending Patents [Member] Major University in Southern California [Member]	Dec. 31, 2012 Contract Research In Additional Compounds Covered Under Pending Patents [Member] Major University in Southern California [Member]	Sep. 30, 2013 Contract Research In Additional Compounds Covered Under Pending Patents [Member] Major University in Southern California [Member]	Jun. 30, 2014 Contract Research In Additional Compounds Covered Under Pending Patents [Member]	Jun. 30, 2014 Contract Research In Additional Compounds Covered Under Pending Patents [Member]	Jun. 30, 2014 Contract Research In Additional Compounds Covered Under Pending Patents [Member]	Dec. 31, 2013 Testing Of The Oral Toxicity Of AHRO-001 [Member] Study Initiated in September 2012 [Member]	Dec. 31, 2012 Testing Of The Oral Toxicity Of AHRO-001 [Member] Study Initiated in September 2012 [Member]	Dec. 31, 2013 Testing Of The Oral Toxicity Of AHRO-001 [Member] Study Initiated in September 2012 [Member]	Dec. 31, 2013 Testing Of The Oral Toxicity Of AHRO-001 [Member] Study Initiated in August 2013 [Member]	Dec. 31, 2013 Pennsylvania-based Clinical Research Organization [Member] Development Agreement [Member]	Dec. 31, 2013 Development Agreement [Member] Pennsylvania-based Clinical Research Organization [Member]	Dec. 31, 2012 Development Agreement [Member] Pennsylvania-based Clinical Research Organization [Member]
Note 5 - Research and Development Projects (Details) [Line Items]
Long-term Purchase Commitment, Amount								$ 49,000			$ 236,323						$ 507,000	$ 224,600	$ 385,000
Research and Development Expense	833,893	438,157	1,401,046	872,916	2,030,285	986,261	3,889,621		120,327	115,996		349,785	521,965	236,323	389,785	116,545		175,950		166,422	218,847
Other Research and Development Expense					$ 1,451,041	$ 534,873